Shareholder Fees {- Fidelity International High Dividend ETF}	Mar. 01, 2021 USD ($)
12.31 Fidelity International Factor ETFs Combo PRO-07 | Fidelity International High Dividend ETF
Shareholder Fees:
(fees paid directly from your investment)	none